Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating Leases [Abstract]
Lease term	5 years
Restricted deposits	$ 85	$ 85
Operating lease expenses	542	504
Operating lease costs	$ 7	$ 11